Restructuring and Other Charges	12 Months Ended
Dec. 31, 2012
Restructuring and Other Charges [Abstract]
RESTRUCTURING AND OTHER CHARGES
19.	RESTRUCTURING AND OTHER CHARGES

Due to the Company’s financial performance during 2012, the Company adopted a performance improvement plan with the objective of reducing its cost structure. For the years ended December 31, 2012 and 2011, the Company recognized restructuring and other charges under the caption “SG&A expenses” in the Consolidated Statements of Comprehensive Income totaling approximately $2.3 million and $2.2 million, respectively, which includes severance payments to over 70 employees in 2012 and severance payments and related benefits provided to over 100 employees in 2011. The 2012 restructuring costs included $0.4 million in severance related costs for its former CEO and $0.5 million in non-cash charges related to the accelerated vesting of his restricted stock. The 2012 restructuring and other charges amount was allocated to the Federal and Transportation reporting segments based on direct labor and totaled $1.1 million and $1.2 million, respectively.

The following represents a reconciliation of the restructuring charges that are accrued under the caption “Other accrued expenses” in the Consolidated Balance Sheet as of December 31, 2012:

(In thousands)
Balance, December 31, 2011	$—

Restructuring costs	2,275
Less: Payments & non-cash charges	(875)

Balance, December 31, 2012	$1,400